4. Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Policies
Restatement of Comparative Balances

The Company’s management adjusted the consolidated financial statements at December 31, 2016 and December 31, 2015 as follows:

4.1.1       Investments

During the preparation of our unaudited consolidated interim financial information as of September 30, 2017, the Company's Management identified an investment by its indirect subsidiary UEG Araucária Ltda. in a Multimarket Investment Fund, which held shares of other investment funds that in turn invested in a private company, whose main asset was a real estate development. As of September 30, 2017, such investment corresponded to R$157,079 and was recognized under “Bonds and Securities”, in current assets, because, according to information delivered by the management of UEG Araucária to the Company’s Management, that investment was made in a wholly-owned fund, whose benchmark was 103.5% of the CDI (Interbank Deposit Certificate) rate and that was composed of shares issued by other investment funds and government bonds, with immediate liquidity and that were available for sale. This investment amounted to R$165,749 as of December 31, 2016 and R$111,760 as of December 31, 2015, and was also recognized under “Bonds and Securities”.

In order to determine the value of such investment and its accounting classification, as well as the extent of any possible impact, the Company's Management used independent appraisers and legal advisers in accordance with best governance practices, including an internal investigation into the circumstances of the investment. The valuation has already been concluded and the investigations are in their final stage. These investigations found that the investment occurred strictly in the UEG Araucária and violated Copel’s investment policy, which authorizes investments in wholly-owned investment funds only to the extent such funds invest exclusively in bonds issued by the Brazilian federal government or by financial institutions controlled by the Brazilian federal government.

Based on the information available during the preparatioan of the consolidated financial statements for 2017, we concluded that it is necessary to recognize a provision for the impairment of the investment in light of its specific characteristics, including the status of its underlying real estate development and the outlook for its future cash flow generation. We also determined that this provision should have been recorded in prior years because the information known during the preparation of those consolidated financial statements was already available at that time and should have been considered in preparing the consolidated financial statements for 2016 and 2015.

In the course of preparing our consolidated financial statements, were analyzed all legal and corporate documents of the investment fund and it was concluded that from July 2015, UEG Araucária started to have significant influence in the private company, even though indirectly. Thus, from July 2015, the remaining balance of the investment, until then classified as a financial instrument measured by its fair value, became measured and disclosed as an associate, and the effects of the change in the asset classification were recorded in the company's profit or loss of that year.

Supported by a report prepared in March 2018 by independent appraisers engaged by Copel, the Company's Management determined the fair value of the financial instrument as of July 2015, identifying the necessity to reduce the asset by R$99,031, with the corresponding increase in financial expenses. From then on, the remaining balance, became an investment in an associate, was decreased by an additional provision for devaluation of R$4,955, with the corresponding decrease in equity in earnings of investees in the consolidated financial statements for the fiscal year ended December 31, 2015. Accordingly, the total reduction on January 1, 2016 was R$103,986.

In the consolidated financial statements for the fiscal year ended December 31, 2016, additional provision for devaluation of R$52,201, of which R$55,284 was the result of equity in earnings of investees, R$4,300 as financial expense and R$7,383 as financial income.

Hence, the consolidated financial statements at December 31, 2016 and December 31, 2015, presented for comparative purposes, have been restated so that the remaining balances of these investment, in the amounts of R$9,562 at December 31, 2016 and R$7,774 at December 31, 2015 were also reclassified to non-current assets, as Investments.

4.1.2       Provisions for legal claims - CVA tax regime

In 2017 Copel recognized prior period adjustments to the account of provisions related to tax litigation due to the taxation of the Sectorial financial assets and liabilities currently classified as Sectorial financial assets and liabilities. The impact of these adjustments represents at December 31, 2016 an increase by R$31,995 in Financial expenses versus Provision for legal claims, in noncurrent liabilities, and an increase by R$10,878 in Deferred income tax and social contribution in the income statement versus Deferred taxes, in noncurrent assets. The loss for the year incurred by Copel increased by R$21,117.

4.1.3       Effects of restatement of comparative balances

Based on the guidelines of IAS 8 - Accounting Policies, Changes in Accounting Estimates and Correction of Errors, the Statements of Financial Position and Statements of Income, of Comprehensive Income, of Changes in Equity and of Cash Flows are being restated for comparison purposes:

12.31.2016	As previously stated	Adjustments	Restated
STATEMENTS OF FINANCIAL POSITION
Assets	30,434,209	(145,309)	30,288,900
Current assets	4,402,990	(165,749)	4,237,241
Bonds and securities	302,398	(165,749)	136,649
Noncurrent assets	26,031,219	20,440	26,051,659
Deferred income tax and social contribution	803,477	10,878	814,355
Investments	2,334,950	9,562	2,344,512
Liabilities	30,434,209	(145,309)	30,288,900
Noncurrent liabilities	9,622,727	31,995	9,654,722
Provisions for legal claims	1,241,343	31,995	1,273,338
Equity	15,155,446	(177,304)	14,978,142
Attributable to controlling shareholder's	14,864,165	(146,067)	14,718,098
Profit retention reserve	5,162,983	(146,067)	5,016,916
Attributable to non-controlling interest	291,281	(31,237)	260,044
STATEMENTS OF INCOME
Operational expenses / income	(823,536)	(55,284)	(878,820)
Equity in earnings of investees	221,695	(55,284)	166,411
Profit before financial results and taxes	2,044,102	(55,284)	1,988,818
Financial results	(565,744)	(28,912)	(594,656)
Financial income	896,553	7,383	903,936
Financial expenses	(1,462,297)	(36,295)	(1,498,592)
Operating profit	1,478,358	(84,196)	1,394,162
Income tax and social contribution	(530,568)	10,878	(519,690)
Deferred income tax and social contribution	58,754	10,878	69,632
Net income	947,790	(73,318)	874,472
Attributed to controlling shareholders	958,650	(62,878)	895,772
Attributed to non-controlling interest	(10,860)	(10,440)	(21,300)
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(57,201)	-	(57,201)
Comprehensive income	890,589	(73,318)	817,271
Attributed to controlling shareholders	901,384	(62,878)	838,506
Attributed to non-controlling interest	(10,795)	(10,440)	(21,235)
STATEMENTS OF CHANGES IN EQUITY
Net income	947,790	(73,318)	874,472
Equity	15,155,446	(177,304)	14,978,142
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	1,476,818	-	1,476,818
Net income	947,790	(73,318)	874,472
Unrealized monetary and exchange variations - net	1,142,316	28,912	1,171,228
Deferred income tax and social contribution	(58,754)	(10,878)	(69,632)
Equity in earnings of investees	(221,695)	55,284	(166,411)
Cash flows from investment activities	(2,511,075)	-	(2,511,075)
Cash flows from financing activities	535,603	-	535,603
Change in cash and cash equivalents	(498,654)	-	(498,654)
Basic and diluted earnings per share attributable to
shareholders of parent company:
Common shares	3.34587	(0.21946)	3.12641
Class “A” preferred shares	3.68045	(0.24139)	3.43906
Class “B” preferred shares	3.68045	(0.24139)	3.43906

12.31.2015	As previously stated	Adjustments	Restated
STATEMENTS OF FINANCIAL POSITION
Assets	28,947,657	(103,986)	28,843,671
Current assets	6,933,397	(111,760)	6,821,637
Bonds and securities	406,274	(111,760)	294,514
Noncurrent assets	22,014,260	7,774	22,022,034
Investments	2,224,710	7,774	2,232,484
Liabilities	28,947,657	(103,986)	28,843,671
Equity	14,584,478	(103,986)	14,480,492
Attributable to controlling shareholder's	14,245,728	(83,189)	14,162,539
Profit retention reserve	5,413,572	(83,189)	5,330,383
Attributable to non-controlling interest	338,750	(20,797)	317,953
STATEMENTS OF INCOME
Operational expenses / income	(1,020,077)	(4,955)	(1,025,032)
Equity in earnings of investees	92,545	(4,955)	87,590
Profit before financial results and taxes	2,126,451	(4,955)	2,121,496
Financial results	(328,671)	(99,031)	(427,702)
Financial expenses	(1,098,298)	(99,031)	(1,197,329)
Operating profit	1,797,780	(103,986)	1,693,794
Net income	1,265,551	(103,986)	1,161,565
Attributed to controlling shareholders	1,192,738	(83,189)	1,109,549
Attributed to non-controlling interest	72,813	(20,797)	52,016
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	291,344	-	291,344
Comprehensive income	1,556,895	(103,986)	1,452,909
Attributed to controlling shareholders	1,483,587	(83,189)	1,400,398
Attributed to non-controlling interest	73,308	(20,797)	52,511
STATEMENTS OF CHANGES IN EQUITY
Net income	1,265,551	(103,986)	1,161,565
Equity	14,584,478	(103,986)	14,480,492
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	1,320,728	-	1,320,728
Net income	1,265,551	(103,986)	1,161,565
Unrealized monetary and exchange variations - net	617,197	99,031	716,228
Equity in earnings of investees	(92,545)	4,955	(87,590)
Cash flows from investment activities	(1,951,618)	-	(1,951,618)
Cash flows from financing activities	1,371,486	-	1,371,486
Change in cash and cash equivalents	740,596	-	740,596
Basic and diluted earnings per share attributable to
shareholders of parent company:
Common shares	4.16287	(0.29034)	3.87253
Class “A” preferred shares	4.57807	(0.31817)	4.25990
Class “B” preferred shares	4.56917	(0.30938)	4.25979

Basis of Consolidation

4.2.1       Calculation of equity in earnings of investees

Payment of dividends decreases the carrying value of investments.

When required, for calculation of equity in earnings of investees, the investees' financial statements are adjusted to adapt their policies to the Parent Company's accounting policies.

4.2.2       Subsidiaries

The subsidiaries are entities to which the investor is exposed to, or has a right over the variable returns arising from its involvement with them and has the ability to affect those returns exerting its power over the entities.

The financial statements of the subsidiaries are included in the consolidated financial statements as from the date they start to be controlled by the Company until the date such control ceases.

The balances of the subsidiaries’ assets and liabilities, and profit or loss, are consolidated and transactions between consolidated companies are eliminated.

4.2.3       Interest of non-controlling shareholders

Non-controlling interest is presented in equity, separately from the equity attributable to the Parent Company's shareholders. Profits, losses and other comprehensive income are also allocated separately from the ones allocated to the Parent Company's shareholders, even if this results in non-controlling interest having a deficit balance.

4.2.4       Joint ventures and associates

Joint ventures are entities over which the Company, subject to an agreement, has the ability to affect returns exerting its power in conjunction with other parties, irrespective of the percentage of interest in the voting capital.

Associates are entities over which the Company exerts significant influence regarding financial and operational decisions, without control.

When the share in losses of a joint venture or associate equals or exceeds the accounting balance of the investor’s equity interest in the investee, the investor should discontinue the recognition of its share in future losses. Additional losses will be considered, and a liability will be recognized, only if the investor incurs legal or constructive obligations, or performs payments on behalf of the investee. Should the investee subsequently determine profits, the investor should resume the recognition of its interest in these profits only after the point at which the portion to which it is entitled to in these subsequent profits equals its share in unrecognized losses.

4.2.5       Joint operations (consortiums)

Joint operation is a joint business according to which parties that jointly control the business have rights on assets and obligations regarding liabilities related to the business.

Joint operations are recorded in the Company which is holding the share, in proportion to the quotas of assets, liabilities and income (loss).

Financial Instruments

The Company does not use derivative financial instruments.

Non-derivative financial instruments are recognized on the trading date, i.e. when the obligation or right arises. They are initially recognized at fair value plus any directly attributable transaction costs.

Fair values are determined based on the market quotation, for financial instruments traded in active markets, and for those with no quotations available on the market, fair values are determined by the present value of expected cash flows method.

After the initial recognition, the non-derivative financial instruments are measured as described below:

Financial assets

4.3.1       Financial instruments at fair value through profit or loss

Financial instruments designated as such upon initial recognition are classified as held for trading and if the Company manages these investments and make purchase or sale decisions based on their fair value in the context of an investment and risk management strategy. After initial recognition, transaction costs and attributable interests, when incurred, are recognized through profit and loss.

4.3.2       Loans and receivables

This category only comprises non-derivative assets with fixed or determinable payments which are not quoted in any active markets. They are measured using the amortized cost or effective interest rate methods.

4.3.3       Financial instruments available-for-sale

The initial and subsequent measurement of financial instruments classified as “available for sale” is based on their fair value. The changes in the fair value resulting from the difference between the market interest rates and the effective interest rates are recognized in other comprehensive income, net of taxes. Interest set at the beginning of the agreement, calculated based on the effective interest rate method, as well as any changes in expected cash flows, are recognized directly in income for the period. At settlement of a financial instrument classified as available for sale, any gains or losses recognized in OCI are reclassified to income for the year.

4.3.4       Financial instruments held to maturity

If the Company is interested in and capable of holding any financial assets until maturity, they are classified as held to maturity. They are measured at amortized cost using the effective interest rate method, deducting any reductions in their recoverable value.

Financial liabilities and equity instruments

4.3.5       Financial liabilities measured at fair value through profit or loss

Financial liabilities designated as such upon initial recognition are classified as held for trading. They are stated at fair value and related gains or losses are recognized in income. The net losses or gains recognized in the income statement also include interest paid on the financial liability.

4.3.6       Other financial liabilities

Other financial liabilities are measured at amortized cost, using the effective interest method. This method is also used to allocate interest expense of these liabilities for the period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial liability or, when appropriate, over a shorter period, to the net carrying amount of the financial liability.

4.3.7       Derecognition of financial liabilities

The Company derecognizes financial liabilities only when its obligations are discharged, canceled or settled. The difference between the book value of the derecognized financial liability and the corresponding disbursement made or to be made is recorded to income.

Net sectorial financial assets and liabilities and related to the concession

4.3.8       Net sectorial financial assets and liabilities

An amendment to the concession agreement of distribution companies, approved by ANEEL Order No. 4,621/2014, provides that, in the event of termination of the concession for any reason, the residual values of Part A items and other financial components not recovered or returned through tariff are incorporated in the calculation of compensation or deducted from unamortized assets indemnity values, thus protecting rights or obligations of the distribution company to the Granting Authority.

Accordingly, the related sectorial financial assets and liabilities comply with the criteria established by the conceptual framework for Financial Reporting issued by IASB, mandating the recognition of such sector financial assets and liabilities of electricity distribution companies as from the year 2014. Thus, Copel Distribuição recognized the related sector financial assets and liabilities in its statutory financial statements in December 2014.

The Company accounts for variations in sectorial financial assets and liabilities when there is a probable expectation that future revenue, equivalent to the costs incurred, will be billed and charged, resulting in the direct transfer of costs at an adjusted tariff according to the parametric formula defined in the concession agreement. The balance of these variations is retained and updated until the next tariff adjustment / review, when the Granting Authority authorizes the transfer in the Company’s tariff basis and consequently the transfer to the consumer in the next annual cycle, which occurs as from June 24 of each year.

4.3.9       Accounts receivable related to the concession

Power transmission concession

These refer to receivables in connection with the power transmission concession agreements and include the following amounts: (i) revenues from the construction of transmission infrastructure for use by system users; (ii) the financial return on these revenues guaranteed by the Granting Authority during the concession period.

Revenues under power transmission concession agreements are collected by making infrastructure available to system users and are not subject to demand risk, and are thus considered guaranteed revenues, called Annual Permitted Revenues (Receita Anual Permitida or RAP, in Portuguese) to be received during the concession period. Amounts are billed monthly to the users of this infrastructure, pursuant to reports issued by the National System Operator (Operador Nacional do Sistema or ONS, in Portuguese). Upon expiration of the concession, any uncollected amounts related to the construction of infrastructure shall be received directly from the Granting Authority, as an unconditional right to cash reimbursement pursuant to the concession agreement, as compensation for investments made and not recovered through tariffs (RAP).

These financial assets do not have active market, have fixed and determinable cash flows, and therefore are classified as “loans and receivables”. They are initially estimated based on their respective fair values and later measured according to the amortized cost calculated under the effective interest rate method.

Specifically to the Concession Agreement 060/2001, the subsequent additions, which represents expansion, improvement or enhancement of infrastructure, are recognized as a concession financial asset by virtue of representing the future generation of additional operating cash, according to specific rules from the Granting Authority.

Power distribution service concession

These refer to reimbursements set forth in the public power distribution service concession agreements, which the Company understands as an unconditional right to cash payments from the Granting Authority upon expiration of the concession. These reimbursements are designed to reimburse Copel DIS for the investments made in infrastructure, which have not been recoverable through the collection of tariffs at the end of the concession because of their useful lives being longer than the term of said concession.

Since these financial assets do not have determinable fixed cash flows - as the Company operates under the assumption that the value of the corresponding reimbursements will be based on the replacement cost of the concession assets and as they do not feature the necessary characteristics to be classified under any other category of financial assets – they are classified as “available for sale”. The cash flows related to these assets are determined taking into account the Regulatory Compensation Basis (Base de Remuneração Regulatória or BRR, in Portuguese), defined by the Granting Authority. The methodology of the BRR is based on the replacement cost of the assets that make up the power distribution infrastructure related to the concession. This tariff basis (BRR) is reviewed every four years taking into account several factors. Its goal is to reflect the variation in the prices of physical assets, including write-offs, depreciation, and additions of assets to the concession infrastructure (physical assets).

The return on these financial assets is based on the regulatory Weighted Average Cost of Capital or WACC approved by ANEEL in the periodic rate review process, whose amount is included in the tariffs charged to customers and collected monthly.

1st, 2nd, 3rd and 4th Tariff Readjustment Cycles were conducted every four years and, beginning on the 5th cycle, which started in January 2016, they will be conducted every five years, considering a change introduced by the fifth amendment to the concession agreement.

Gas Concession

Gas concession agreement falls the bifurcated model, where part of the investments made by the concessionaire is paid by users of the public service and the other part is indemnified by the Granting Authority, the State of Paraná, at the end of the concession. This model contemplates the recognition of financial assets and intangible assets.

The amount recognized as a financial asset is the one that will be indemnified by the Granting Authority corresponding to the investments made in the last ten years prior to the end of the concession as foreseen in the agreement and which the Company understands as an unconditional right to cash payments from the Granting Authority upon expiration of the concession.

Since these financial assets do not have determinable fixed cash flows – as the Company operates under the assumption that the value of the corresponding reimbursements will be based on the replacement cost of the concession assets and as they do not feature the necessary characteristics to be classified under any other category of financial assets – they are classified as “available for sale”.

4.3.10     Accounts receivable from concession indemnification

Arises from the residual balance of assets of the power transmission and generation infrastructure not yet depreciated and / or amortized existing at the end of the concession.

The amounts are transferred from Accounts receivable related to the concession, Property, plant and equipment and Intangible assets to the power transmission and generation activities, respectively, with the end of the concession.

At the end of each reporting period, Management evaluates the recoverability of the asset, remeasuring its cash flow based on its best estimate.

4.3.11     Accounts payable related to the concession

Refers to the amounts set forth in the concession agreement in connection with the right to explore hydraulic energy potential (onerous concession), whose agreement is signed as Use of Public Property (Uso do Bem Público or UBP, in Portuguese) agreements. The asset is recognized on the date of signature of the concession agreement, corresponding to the present value of future cash payments for the concession. The liability is then remeasured using the effective interest rate and reduced by contracted payments.

Inventories (including property, plant and equipment and intangible assets - concession agreement)

Materials and supplies in inventory, classified under current assets and those assigned for investments, classified under property, plant and equipment, and intangible assets – concession agreements, have been recorded at their average acquisition cost. Recorded amounts do not exceed their net realizable value.

Property, Plant and Equipment

The assets related to the public service concession agreement are depreciated according to the straight-line method based on annual rates set forth and reviewed periodically by ANEEL, which are used and accepted by the market as representative of the economic useful life of the assets related to concession's infrastructure. Assets related to contracts for the use of public property under the independent electricity producer scheme are depreciated based on annual rates established by ANEEL limited to the concession period. All other fixed assets are depreciated using the straight-line method based on estimates of their useful lives.

Costs directly attributable to construction work as well as interest and financial charges on loans from third parties during construction are recorded under property, plant and equipment in progress, if it is probable that they will result in future economic benefits for the Company.

Intangible Assets

Software acquired from third parties and those internally developed are measured at acquisition cost and depreciated over five years. Intangibles from Concession Agreements are discussed below.

4.6.1       Onerous concession of electric power generation

Corresponds to acquisition of exploration rights on hydropower potential whose contract is signed as Use of Public Property - UBP.

During construction work, this asset is recognized at the present value of future cash disbursements during the Concession Agreement term. When commercial operation starts, the amount starts to be amortized during the concession period.

4.6.2       Hydrological risk renegotiation (Generation Scaling Factor - GSF)

Asset consisting of the renegotiation of the hydrological risk under the terms of Law No. 13,203/2015, arising from the excess amount between the amounts recovered from the cost with the adjustment of the Energy Reallocation Mechanism - MRE (GSF) subtracted from the total cost of the risk premium to be amortized over the energy supply period in the regulated environment. The amount was transformed by Aneel into an extension of the concession period, which is amortized on a straight-line basis as from January 1, 2016 until the end of the new concession period, according to note 14.1.

4.6.3       Concession agreement – electricity distribution

These comprise the right to control infrastructure, built or acquired by the operator or provided to be used by the operator as part of the electric energy public service concession agreement (the right to charge fees to the users of the public service provided by the operator), in compliance with IAS 38 – Intangible Assets, and IFRIC 12 – Concession Agreements.

Intangible assets are recorded at their fair acquisition and construction value, less accumulated amortization and impairment losses, when applicable.

The amortization of intangible assets reflects the pattern in which it is expected that future economic benefits will flow to Copel DIS during the concession period.

4.6.4       Concession agreement – gas distribution

Intangible assets from the construction of infrastructure and the purchase of assets required for the provision of gas distribution services correspond to the right to charge users for the gas supply.

This intangible asset was initially recognized at acquisition, formation or construction cost, plus interest and other capitalized finance charges. This asset is amortized using the straight-line basis over its estimated useful life, considering the economic benefits generated by intangible assets.

4.6.5       Intangible assets acquired separately

Intangible assets with a defined useful life, acquired separately, are recorded at cost, less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the corresponding assets. The estimated useful lives and the amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

4.6.6       Derecognition of intangible assets

An intangible asset is derecognized when no future economic benefits are expected from use or disposal. Gains or losses arising from disposal of an intangible asset are recognized in profit or loss, measured as the difference between net disposal proceeds and the carrying amount of the asset.

Impairment of Assets

Assets are assessed to detect evidence of impairment.

4.7.1       Financial assets

A financial asset not measured at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it might be impaired. A financial asset is considered to be impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset and that the loss event had a negative effect on the estimated future cash flows that can be reliably estimated.

The Company considers evidence of impairment of receivables at both the individual and collective levels. All individually significant receivables are valued for the specific loss of value.

An impairment of a financial asset measured at amortized cost is calculated as the difference between the carrying amount and the present value of estimated future cash flows, discounted at the effective original interest rate of the financial asset. Losses and their reversals are recognized in profit or loss and reflected in an allowance account against receivables.

4.7.2       Non-financial assets

Assets under formation arising from onerous concession and concession rights and / or authorization to generate electricity, classified as intangible assets, are tested along with the other assets of that cash-generating unit.

Whenever there is a loss resulting from situations where an asset’s carrying value exceeds its recoverable value, defined as the greater between the asset’s value in use and its net selling price, this loss is recognized in profit or loss for the year.

For impairment assessment purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash Generating Units - CGU).

The amount of the impairment of non-financial assets is reviewed for the analysis of a possible reversal at the reporting date, in case of reversal of loss of prior years, this is recognized in current year's profit or loss.

Provision

Provisions are recognized when, and only when: i) the Company has a present obligation (legal or constructive) resulting from a past event, ii) it is probable (i.e., more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation, and iii) a reliable estimate can be made of the amount to settle the obligation.

The estimates of outcomes and financial impacts are determined by the Company's management judgment, supplemented by experience of similar transactions and, in some cases, by independent expert reports.

Social-environmental liabilities are recognized as the Company assumes formal obligations before regulatory agencies or becomes aware of potential risks related to socio-environmental issues, which may lead to cash disbursements that are deemed probable and that may be estimated. During the project implementation phase, the accrued amounts are recorded against property, plant and equipment (generation), construction cost (transmission) or intangible assets in progress (distribution). At the start of operations, all costs included in the Operating License, whose programs will be executed during the concession and the respective disbursement has not yet occurred, are measured and adjusted to present value according to the estimated cash flow of disbursements and recorded as social-environmental provisions in counterpart to the assets related to the project, being adjusted periodically.

Once the project enters commercial operation, all costs or expenses incurred with socio-environmental programs related to the project’s operation and maintenance licenses are analyzed according to their nature and recorded directly to profit or loss for the period.

Revenue Recognition

Operating revenues are recognized when: (i) the revenue amount can be reliably measured; (ii) the costs incurred or to be incurred in the transaction are reliably measurable; (iii) it is likely that the economic benefits will be received by the Company; and (iv) the risks and rewards have been fully transferred to the buyer.

Revenue is measured at the fair value of the consideration received or receivable, less discounts and/or bonuses granted and charges on sales.

4.9.1       Unbilled revenues

Refers to revenues from electricity sales to final customers, electricity sales to distributors, use of the main distribution and transmission grid and telecommunication services, from the period between the last billing and the end of each month, by estimate based on the last measurement taken.

4.9.2       Interest

Revenue from interest is recognized when it is probable that future economic benefits will flow to the Company and the revenue value can be reliably measured. Interest revenue is recognized at the straight-line basis and based on time and effective interest rate on outstanding principal amounts. The effective interest rate is the one that discounts exactly estimated future cash receipts calculated during the estimated life of the financial asset in relation to initial net book value of that asset.

Construction Revenues and Costs

Revenue related to construction services for infrastructure in the power transmission and distribution services, and gas distribution, are recognized using the stage of completion method.

Related costs are recognized in the income statement as construction cost.

Given that Copel DIS and Compagás outsource the construction of distribution infrastructure to unrelated parties and works are carried out over short periods, the construction margin to the power and gas distribution activities result in no significant amounts, resulting in the non-recognition of such margin.

The construction margin adopted for the transmission activity for the years 2017 and 2016 was 1.65%, and results from a calculation methodology which takes into account the respective business risk.

Power Purchase and Sales Transactions in the Spot Market (Electric Energy Trading Chamber - CCEE)

Power purchase and sales transactions in CCEE are recorded on the accrual basis according to the information disclosed by this Trading Chamber or to estimates prepared by the Management of the subsidiaries when public information is not yet available.

Leases	Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. Other leases are classified as operating.
New Standards that are Not Yet in Effect

A number of new IFRS standards and amendments to the standards and interpretations were issued by the IASB and had not yet come into effect for the year ended December 31, 2017. Consequently, the Company and its subsidiaries has not adopted them in advance.

The new rules that may have an impact on the Company and its subsidiaries are mentioned below:

4.13.1     IFRS 9 - Financial Instruments

IFRS 9 is effective for the financial statements of an entity prepared in accordance with IFRS for annual periods beginning on or after January 1, 2018 and earlier application is permitted.

This standard establishes new requirements for classification and measurement of financial assets and liabilities. Financial assets are classified into three categories: (i) measured at fair value through profit or loss; (ii) measured at amortized cost, based on the business model within which they are held and the characteristics of their contractual cash flows; and (iii) measured at fair value through other comprehensive income.

With regard to financial liabilities, the main alteration in relation to the requirements already set by IAS 39 defines that any change in fair value of a financial liability designated at fair value through profit or loss attributable to changes in the liability's credit risk to be stated in other comprehensive income and not in the statement of profit or loss, unless such recognition results in a mismatching in the statement of profit or loss.

In relation to the impairment of financial assets, IFRS 9 defines an expected credit loss model, as opposed to an incurred credit loss under IAS 39. The new model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

Regarding the modifications related to hedge accounting, IFRS 9 retains three types of mechanisms currently available in IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of transactions that are eligible for hedge accounting, more specifically regarding the types of instruments that qualify as hedging instruments and the types of risk components of nonfinancial items eligible for hedge accounting.

In addition, the effectiveness test has been overhauled and replaced with the principle of an “economic relationship”. Retrospective assessment of hedge effectiveness is also no longer required and enhanced disclosure requirements about an entity’s risk management have also been introduced.

Based on the analysis of the financial assets and liabilities of Copel and its subsidiaries at 12.31.2017, considering the facts and circumstances existing on that date, the Company assessed the impact of IFRS 9 on the consolidated financial statements, as follows:

Classification and measurement

The Company assessed the classification and measurement of financial assets and, in accordance with the model for management of these assets, early identified the change in the classification of the instruments below. The Company’s management believes that the change in the classification will not significantly affect the measurement of items, thus with no effect on retained earnings.

Financial instrument	Actual classification (IAS 39)	New classification IFRS 9
Bonds and securities	Available for sale	Fair value through profit or loss
Collaterals and escrow accounts	Loans and receivables	Amortized cost
Trade accounts receivable	Loans and receivables	Amortized cost
CRC transferred to the State Government of Paraná	Loans and receivables	Amortized cost
Sectorial financial assets	Loans and receivables	Amortized cost
Accounts receivable related to the concession - transmission (amortizable)	Loans and receivables	Amortized cost
Accounts receivable related to the concession - transmission (indemnable)	Loans and receivables	Fair value through profit or loss
Accounts receivable related to the concession - bonus from the grant	Loans and receivables	Amortized cost
Accounts receivable related to the concession - distribution	Available for sale	Fair value through profit or loss
Accounts receivable related to the concession compensation	Available for sale	Fair value through profit or loss
State of Paraná - Government Programs	Loans and receivables	Amortized cost
Other temporary investments	Available for sale	Fair value through profit or loss

Impairment

IFRS 9 requires the Company’s management to carry out an assessment in light of twelve months or throughout the life of the financial asset and record the effects in case of indication of expected credit losses on financial assets.

The Company will apply the simplified approach and will record expected losses throughout the life of financial assets of trade accounts receivable. Based on the assessment made during 2017, the Company understands that the allowance for doubtful accounts (allowance for impairment of trade accounts receivable) should increase between R$25,000 and R$30,000, which will be recognized in the opening balance sheet in the retained earnings account on January 1, 2018, net of taxes.

The Company did not designate nor does it intend to designate financial liabilities as fair value through profit or loss, thus no impact is expected on the classification of financial liabilities, in accordance with the requirements of IFRS 9.

Transition: The changes in accounting policies arising from the adoption of IFRS 9 are generally applied retrospectively. However, the Company will take advantage of the exemption set forth by item 7.2.15 of the standard, whereby it is authorized not to restate prior period’s comparative information in connection with the changes in classification and measurement of financial instruments.

Moreover, as the Company does not apply hedge accounting, Management concluded that there will not be impact on its financial statements as a result of the amendments to standard.

4.13.2     IFRS 15 - Clarifications to IFRS 15 Revenue from contracts with customers

IFRS 15 provides a single, straightforward model for accounting for contracts with customers, and when it comes into effect, it will supersede the current guide for revenue recognition provided in IAS 18 – Revenue and IAS 11- Construction contracts and related interpretations.

The standard establishes that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a five-step model for revenue recognition: (i) Identify the contract with the customer; (ii) Identify the performance obligations in the contract; (iii) Determine the transaction price; (iv) Allocate the transaction price to the performance obligations in the contract; and (v) Recognize revenue when (or as) the entity satisfies a performance obligation.

Under IFRS 15, an entity recognizes revenue when (or as) the entity satisfies a performance obligation, i.e., when the "control" over the goods and services in a certain operation is transferred to the customer, and will establish a greater level of detail in the disclosures.

In addition to providing broader disclosures on revenue transactions, the Company does expect the application of IFRS 15 to have a significant effect on the equity and financial position and/or performance of its subsidiaries.

The Company’s subsidiaries recognize revenues from the following sources:

Electric power supply and delivery (generation, trading and distribution)

The Company recognizes revenue from electric power supply and delivery at fair value of consideration through the delivery of electric power to the customer. Billed revenue consists of the delivery of bills, evidencing the amount of consumption by customer in a given period, multiplied by the tariff in force, validated by Aneel. Additionally, the Company recognizes unbilled revenue for the period ranging from the last billing to the end of month, on an estimate basis, based on the last metering.

In accordance with IFRS 15, the Company shall recognize revenue from a contract with the customer whenever the expected receipt is probable, taking into consideration the customer’s intention to pay. Should no receipt be expected, the Company may not recognize revenue upon billings, but instead upon receipt. Based on data available at December 31, 2017, the Company assessed customers with a long history of payment default that, for a number of reasons, did not have their power supply cut, and also the potential effects of IFRS 15, concluding that the impact is not material and that, in light of the Company’s policies, a provision for loss will be set up on such receivables and monthly monitored.

Use of the main distribution and transmission grid

The Company recognizes revenue from the distribution network service made available to captive and free consumers at fair value of consideration, according to the tariff in force and validated by ANEEL.

In the distribution segment, the Company should comply with certain continuity indicators, which will give rise to the calculation of compensation to the consumer, if exceeded. The individual continuity indicators are Individual Interruption Duration - DIC, Individual Interruption Frequency - FIC, Maximum Continuous Interruption Duration - DMIC and Individual Interruption Duration on a critical day - DICRI. They are currently recorded as operating expenses and, in accordance with the assessment, will from January 1, 2018 on be recorded as reducing the revenue from electric network availability. The company assessed that the amount that would be reclassified from operating expenses to revenue deduction amounts to nearly R$22,118, based on amounts of 2017, but without effects in the consolidated financial statements.

This group also includes revenue from operation and maintenance of infrastructure of services for availability of use of the transmission network, corresponding to a percentage of RAP billing. The Company recognizes revenue at fair value of consideration receivable when RAP billing is disclosed. Based on its assessment, the Company does not expect the application of IFRS 15 to have a significant impact on such revenue on its financial statements.

Sale of energy in the spot market - CCEE

The Company recognizes this revenue in accordance with the energy settled in the spot market for the Price of Settlement of Differences - PLD.

The Company assessed the potential effects of the application of IFRS 15 on revenue from sale of spot energy, concluding that there is no impact on its financial statements, except for the requirements of presentation and disclosure, which will be presented in further details beginning 2018.

Revenue from construction

Revenue from construction is recognized over the time based on the percentage of completion of the work at the end of each period and measured in the proportion of costs incurred in relation to total estimated costs of distribution and transmission concession agreements.

The Company assessed the potential effects of the application of IFRS 15 on revenue from construction, concluding that there are no effects on its financial statements, except for the requirements for presentation and disclosure that will be presented in further details beginning 2018.

Results of sectorial financial assets and liabilities

The Company recognizes revenue from results of sectorial financial assets and liabilities in view of the variation between budget and actual value of non-manageable costs of Tranche A (Offsetting and Variation of Tranche A account - CVA) and other financial components. According to the contractual guarantee, residual amounts, if any, not passed on through tariff will be included in the calculation of compensation, as the concession ceases to exist.

The Company assessed the potential effects of the application of IFRS 15 on revenue from result of sectorial financial assets and liabilities, concluding that there are no effects on its financial statements, except for the requirements for presentation and disclosure that will be presented in further details beginning 2018.

Revenue from telecommunications

Revenue from telecommunications comprises mainly Connectivity (multimedia communication service), Activation of Customers, Benefits Programs and IT and Communication Services (TIC), which are recognized at fair value of consideration over time.

Revenue from Connectivity is recognized through provision of high speed internet to the customer.

Revenue from Activation is recognized in a specific moment, should the customer opt for non-loyalty to the Connectivity plan. Should the customer opt for loyalty, a discount is given in the amount of provision of service during the plan, and revenue will be deferred over twelve months. The Company assessed that the adjustment of deferred revenue to be recognized in 2018 reaches R$2,961, based on agreements ruling at December 31, 2017.

Revenue from the Benefits Program arises from the availability of exclusive access by third party websites of digital contents by streaming, whose value is included in the connectivity plan. The Company concluded that there is no effect on the financial statements, except for the requirements for presentation and disclosure that will be presented in further details beginning 2018.

Revenue from IT and Communication Services (TIC) is recognized over time, in accordance with the number of hours worked or the fixed value per month in view of the contractual provisions.

The Company assessed the potential effects of the application of IFRS 15, concluding that there are no material effects on its financial statements, except for the requirements for presentation and disclosure that will be presented in further details beginning 2018.

Piped gas distribution

The Company recognized revenue from sale of gas at fair value of consideration through the delivery of piped gas to the customer.

The Company assessed the potential effects of the application of IFRS 15 on revenue from sale of piped gas, concluding that there are no effects on its financial statements, except for the requirements for presentation and disclosure that will be presented in further details beginning 2018.

Other revenues

The Company has other sources of revenue from the concession of public services inherent to its segments.

The Company assessed the potential effects of the application of IFRS 15 on other revenues, concluding that there are no effects on its financial statements, except for the requirements for presentation and disclosure that will be presented in further details beginning 2018.

Transition

For the revenues impacted by the adoption of IFRS 15, the Company adopted the standard on the date of initial application as an adjustment to the opening balance in shareholders' equity, considering only the contracts that are not completed at the date of initial application, accordingly the Appendix C of IFRS 15, in its items C3(b) and C7.

4.13.3     IFRS 16 - Leases

Issued on January 13, 2016, establishes, in the lessee’s view, a new form for accounting for leases currently classified as operating leases, which are now recognized similarly to leases classified as finance leases. As regards the lessors, it virtually retains the requirements of IAS 17, including only some additional disclosure aspects.

IFRS 16 is effective for annual periods beginning or on after January 1, 2019, and its early adoption is permitted as long as the entities also early adopt IFRS 15 Revenues from contracts with customers. The Company is assessing the potential impacts of the adoption of this new standard.

4.13.4     IFRIC 22 - Foreign Currency Transactions and Advance Consideration

Issued on December 8, 2016, International Financial Reporting Interpretations Committee - IFRIC 22 deals with the exchange rate to be used in transactions that involve the consideration paid or received in advance in foreign exchange transactions.

This IFRIC is effective for annual periods beginning on or after January 1, 2018, and its early adoption is permitted.

The transactions in foreign currency of the Company are currently restricted to debt instruments with international financial institutions, measured at fair value, and to the acquisition of energy from Itaipu. Since assets and liabilities measured at fair value are not within the scope of the IFRIC and that there are no advance payments on transactions with Itaipu, the Company estimates that IFRIC 22 will not have material impacts on its consolidated financial statements.

4.13.5     Amendments to IAS 40 - Investment Property

Issued on December 8, 2016, the amendments to IAS 40 clarify the requirements relating to transfers from or to investment properties. The amendments are effective for annual periods beginning on or after January 1, 2018, and its early adoption is permitted.

The Company has assessed the potential impacts of the adoption of IAS 40 and the conclusion is that there is no material impact on its financial statements.

4.13.6     Annual Improvements to IFRS 2014 - 2016 Cycle

Every year, IASB discusses and decides on the proposed improvements to IFRS as they arise during the period. Issued on December 8, 2016, the improvements deal with the following subjects:

i) amendments to IFRS 1 - excludes from the standard some exceptions existing for application in the transition period of the entities that are new IFRS adopters.

ii) amendments to IFRS 12 - clarifies the scope of the pronouncement, in respect of interest of entities in other entities that are classified as available for sale or discontinued operations in accordance with IFRS 5.

iii) amendments to IAS 28 - clarifies if an entity has an option of "investment for investment" to measure the investees at fair value in accordance with IAS 28 for a risk capital organization.

Based on a preliminary assessment of the amendments, the Company's management believes that the application of these amendments should not have material impact on the disclosures or amounts recognized in its consolidated financial statements in future periods.